NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income Loss	$ 274,425	$ 180,846	$ 1,162,625
Deficit accumulated during the exploration stage	43,234,958	42,960,534
Working Capital	$ 621,318	$ 350,148